Shareholders' Equity - Summary of Share Premium (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of share premium [Line Items]
Beginning balance	€ 6,853	€ 6,853	€ 6,853
Ending balance	6,853	6,853	6,853
Common shares [member]
Disclosure of share premium [Line Items]
Beginning balance	5,200	5,200
Ending balance	5,200	5,200	5,200
Common share B [member]
Disclosure of share premium [Line Items]
Beginning balance	1,653	1,653
Ending balance	€ 1,653	€ 1,653	€ 1,653